Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
January 31, 2023
AFR-NPRT1-0423
1.813066.118
Bank Loan Obligations - 89.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.2972% 3/19/26 (b)(c)(d)	13,368	12,276
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.83% 12/31/27 (b)(c)(d)	4,158	4,144
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0636% 5/30/25 (b)(c)(d)	23,770	23,706
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 6.9799% 12/9/25 (b)(c)(d)	24,922	24,857
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8302% 2/14/27 (b)(c)(d)	42,673	42,727
TOTAL AEROSPACE		107,710
Air Transportation - 1.4%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.5577% 4/20/28 (b)(c)(d)	26,185	26,868
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.13% 8/11/28 (b)(c)(d)	17,400	17,372
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1614% 4/8/26 (b)(c)(d)	8,157	7,997
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1614% 4/4/26 (b)(c)(d)	4,385	4,299
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.3197% 11/23/28 (b)(c)(d)(e)	19,401	18,685
2LN, term loan 3 month U.S. LIBOR + 8.000% 12.5697% 11/23/29 (b)(c)(d)(e)	4,100	3,949
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.9959% 7/2/27 (b)(c)(d)	24,507	25,524
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (b)(c)(d)	21,841	22,564
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.776% 3/24/28 (b)(c)(d)	12,342	11,848
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5677% 4/21/28 (b)(c)(d)	33,555	33,480
TOTAL AIR TRANSPORTATION		172,586
Automotive & Auto Parts - 1.7%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.4114% 3/5/28 (b)(c)(d)	20,862	18,208
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 3/16/29 (b)(c)(d)	17,091	17,048
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 4/30/26 (b)(c)(d)	10,905	10,852
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.9344% 6/3/28 (b)(c)(d)	40,638	37,794
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7377% 11/17/28 (b)(c)(d)	13,081	12,776
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.5799% 11/2/27 (b)(c)(d)	19,742	19,668
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 12/17/28 (b)(c)(d)	26,765	22,814
Power Stop LLC 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4849% 1/26/29 (b)(c)(d)	19,989	13,592
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 11.2299% 7/28/29 (b)(c)(d)	6,095	5,445
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 7/28/28 (b)(c)(d)	15,146	14,094
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5535% 2/8/28 (b)(c)(d)	10,873	9,795
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 1/29/28 (b)(c)(d)	23,809	21,331
TOTAL AUTOMOTIVE & AUTO PARTS		203,417
Banks & Thrifts - 0.8%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.1759% 2/27/28 (b)(c)(d)	33,595	33,482
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3114% 4/9/27 (b)(c)(d)	12,660	12,226
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.173% 2/18/29 (b)(c)(d)	26,146	21,985
Novae LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.6963% 12/22/28 (b)(c)(d)	12,089	10,275
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 12/1/28 (b)(c)(d)	6,514	6,491
Walker & Dunlop, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9114% 12/16/28 (b)(c)(d)	6,707	6,640
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6614% 10/31/25 (b)(c)(d)	3,375	3,350
TOTAL BANKS & THRIFTS		94,449
Broadcasting - 1.9%
AppLovin Corp.:
Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.5928% 10/25/28 (b)(c)(d)	8,096	7,924
Tranche B, term loan 1 month U.S. LIBOR + 3.350% 7.9428% 8/15/25 (b)(c)(d)	23,342	22,851
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (b)(c)(d)	8,575	7,711
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (b)(c)(d)	71,092	5,362
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.4341% 12/1/28 (b)(c)(d)	42,667	36,125
Entercom Media Corp. Tranche B 2LN, term loan 1 month U.S. LIBOR + 2.500% 7.0473% 11/17/24 (b)(c)(d)	10,461	7,425
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3687% 12/1/28 (b)(c)(d)	13,726	13,663
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.0697% 9/19/26 (b)(c)(d)	20,849	20,841
Sinclair Television Group, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 6.89% 9/30/26 (b)(c)(d)	5,247	5,111
1 month U.S. LIBOR + 3.000% 7.57% 4/1/28 (b)(c)(d)	2,955	2,892
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.4114% 4/21/29 (b)(c)(d)	20,684	20,280
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7299% 8/14/26 (b)(c)(d)	11,742	11,724
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.8302% 6/10/29 (b)(c)(d)	7,861	7,844
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.6336% 3/24/26 (b)(c)(d)	16,082	15,901
1 month U.S. LIBOR + 3.250% 7.8197% 1/31/29 (b)(c)(d)	40,226	39,443
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 7.1336% 3/15/24 (b)(c)(d)	862	861
TOTAL BROADCASTING		225,958
Building Materials - 2.9%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 5/17/28 (b)(c)(d)	35,044	28,170
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 6.8836% 10/1/26 (b)(c)(d)	13,759	13,759
1 month U.S. LIBOR + 2.750% 7.2973% 1/3/29 (b)(c)(d)	11,470	11,463
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8197% 5/19/28 (b)(c)(d)	12,191	12,171
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 12/22/28 (b)(c)(d)	9,616	9,231
Foley Products Co. LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.750% 9.4802% 12/29/28 (b)(c)(d)	11,824	11,595
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 7.8588% 2/25/29 (b)(c)(d)	85,185	77,891
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.173% 2/28/27 (b)(c)(d)	17,695	17,622
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8197% 12/14/28 (b)(c)(d)	8,039	7,964
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.1802% 4/29/29 (b)(c)(d)	38,254	36,996
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9114% 4/1/29 (b)(c)(d)	15,338	15,261
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.7673% 10/15/28 (b)(c)(d)	9,062	8,655
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.0697% 6/4/28 (b)(c)(d)	37,002	35,634
CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1614% 6/2/28 (b)(c)(d)	11,439	11,018
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 6 month U.S. LIBOR + 2.250% 6.4251% 9/22/28 (b)(c)(d)	20,974	20,948
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.7997% 9/27/24 (b)(c)(d)	9,841	9,834
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 5/7/28 (b)(c)(d)	11,401	11,061
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3114% 10/19/27 (b)(c)(d)	9,776	9,680
TOTAL BUILDING MATERIALS		348,953
Cable/Satellite TV - 2.3%
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.32% 2/1/27 (b)(c)(d)	70,629	70,356
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.709% 1/31/28 (b)(c)(d)	36,425	36,049
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.459% 10/15/29 (b)(c)(d)	4,745	4,709
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 6.959% 4/15/27 (b)(c)(d)	22,189	20,552
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.8225% 1/14/28 (b)(c)(d)	49,259	46,642
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.5697% 8/2/27 (b)(c)(d)	13,922	13,671
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.209% 9/25/28 (b)(c)(d)	7,670	7,660
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 7.5753% 7/31/25 (b)(c)(d)	29,760	29,373
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 8.5172% 1/31/26 (b)(c)(d)	3,190	3,062
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 8.6497% 8/14/26 (b)(c)(d)	27,589	26,554
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 6.959% 1/31/28 (b)(c)(d)	21,915	21,781
TOTAL CABLE/SATELLITE TV		280,409
Capital Goods - 0.7%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6759% 7/23/29 (b)(c)(d)	9,109	9,079
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/8/29 (c)(d)(f)	18,305	18,313
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 12.6187% 11/15/26 (b)(c)(d)	2,917	2,853
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.8687% 11/15/25 (b)(c)(d)	7,524	7,496
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.0168% 1/24/29 (b)(c)(d)	22,283	22,143
Resideo Funding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8494% 2/12/28 (b)(c)(d)	7,860	7,863
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.5039% 4/16/25 (b)(c)(d)(e)	4,305	4,041
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.500% 6.8707% 7/31/27 (b)(c)(d)	9,447	9,268
TOTAL CAPITAL GOODS		81,056
Chemicals - 3.0%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 9/30/28 (b)(c)(d)	18,872	16,833
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.5697% 9/22/29 (b)(c)(d)(e)	3,385	2,920
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(g)	2,783	2,482
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3034% 11/4/27 (b)(c)(d)	10,510	10,300
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.2973% 11/24/28 (b)(c)(d)	12,310	11,058
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.2973% 11/24/27 (b)(c)(d)	14,541	14,396
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.3442% 8/29/29 (b)(c)(d)	5,933	5,942
Bakelite U.S. Holding Ltd. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 5/27/29 (b)(c)(d)	15,423	14,433
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.0697% 5/7/25 (b)(c)(d)(e)	11,603	11,197
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.0697% 5/7/25 (b)(c)(d)	10,786	10,621
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8.9625% 10/4/29 (b)(c)(d)	25,365	24,229
Groupe Solmax, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4799% 5/27/28 (b)(c)(d)	18,448	15,381
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 7/3/28 (b)(c)(d)	13,516	12,961
Hexion Holdings Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 8.9345% 3/15/29 (b)(c)(d)	40,347	36,313
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.0491% 2/9/30 (b)(c)(d)(e)	8,290	6,798
ICP Group Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 12/29/27 (b)(c)(d)	8,690	7,083
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 1/20/26 (b)(c)(d)	24,635	24,555
Kraton Polymers U.S. LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.0395% 3/15/29 (b)(c)(d)	10,233	10,177
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.3044% 12/1/26 (b)(c)(d)	18,219	14,848
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 8.5% 11/9/28 (b)(c)(d)	21,641	21,148
CME Term SOFR 1 Month Index + 4.500% 9.1802% 11/9/28 (b)(c)(d)	12,451	12,233
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 7.6875% 10/11/24 (b)(c)(d)	10,881	10,555
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.526% 10/1/25 (b)(c)(d)	20,636	20,403
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.32% 4/3/25 (b)(c)(d)	17,008	16,945
U.S. Coatings Acquisition, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5055% 12/20/29 (b)(c)(d)	6,885	6,911
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5% 9/22/28 (b)(c)(d)	17,538	17,413
TOTAL CHEMICALS		358,135
Consumer Products - 2.3%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.4597% 2/7/29 (b)(c)(d)	27,243	25,677
Aip Rd Buyer Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8114% 12/22/28 (b)(c)(d)	9,235	9,177
BCPE Empire Holdings, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 8.3836% 6/11/26 (b)(c)(d)	11,177	11,021
CME Term SOFR 1 Month Index + 4.620% 9.048% 6/11/26 (b)(c)(d)	2,975	2,952
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.3836% 6/11/26 (b)(c)(d)	14,844	14,626
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 6.5697% 5/23/27 (b)(c)(d)	9,586	9,452
CME Term SOFR 1 Month Index + 3.500% 8.0614% 12/8/29 (b)(c)(d)	17,426	17,296
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1254% 11/8/27 (b)(c)(d)	21,109	20,815
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 5/17/28 (b)(c)(d)	11,511	9,859
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5746% 9/29/28 (b)(c)(d)	16,711	16,511
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5746% 1/6/28 (b)(c)(d)	1,539	1,401
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 12/21/25 (b)(c)(d)	18,518	18,120
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4849% 12/22/26 (b)(c)(d)	28,167	27,338
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 8.44% 9/24/28 (b)(c)(d)	23,547	21,692
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8347% 3/4/28 (b)(c)(d)	14,738	14,570
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.2349% 10/20/28 (b)(c)(d)	12,765	9,584
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.875% 8/5/28 (b)(c)(d)	18,634	17,469
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 6/29/28 (b)(c)(d)	9,859	7,824
TKC Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.07% 5/14/28 (b)(c)(d)	5,139	4,257
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.2584% 12/21/27 (b)(c)(d)	15,554	14,777
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0035% 12/21/28 (b)(c)(d)	2,135	1,886
TOTAL CONSUMER PRODUCTS		276,304
Containers - 1.7%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 3/3/28 (b)(c)(d)	24,428	23,715
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.6503% 3/11/28 (b)(c)(d)	21,124	20,490
1 month U.S. LIBOR + 3.750% 8.1392% 3/11/28 (b)(c)(d)	11,902	11,731
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1516% 7/1/26 (b)(c)(d)	27,431	27,353
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 7.6187% 4/3/24 (b)(c)(d)	4,889	4,840
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.3197% 12/21/26 (b)(c)(d)	5,835	5,813
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.3197% 12/1/27 (b)(c)(d)	10,814	10,743
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 8/4/27 (b)(c)(d)	18,528	18,436
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 8.2592% 2/9/26 (b)(c)(d)	8,867	7,847
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.3197% 8/1/26 (b)(c)(d)	1,975	1,945
3 month U.S. LIBOR + 4.000% 8.4259% 7/31/26 (b)(c)(d)	9,700	9,575
Proampac PG Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4258% 11/18/25 (b)(c)(d)	4,945	4,828
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 1/30/27 (b)(c)(d)	18,486	18,442
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.6336% 2/5/26 (b)(c)(d)	17,640	17,601
1 month U.S. LIBOR + 3.250% 7.8197% 9/24/28 (b)(c)(d)	10,581	10,528
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 8/12/28 (b)(c)(d)	14,167	14,167
TOTAL CONTAINERS		208,054
Diversified Financial Services - 2.0%
ACNR Holdings, Inc. term loan 20.3269% 9/16/25 (b)(d)(e)	1,635	1,648
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3197% 2/4/28 (b)(c)(d)	14,629	14,595
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 7.8843% 3/1/25 (b)(c)(d)	14,590	13,644
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 9.8843% 10/15/26 (b)(c)(d)	6,162	5,814
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.0614% 10/31/26 (b)(c)(d)	7,556	7,535
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 1/27/27 (b)(c)(d)	6,562	6,455
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9799% 7/12/28 (b)(c)(d)	5,794	5,760
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.0697% 6/27/25 (b)(c)(d)	1,838	1,839
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0614% 6/24/28 (b)(c)(d)	14,018	13,995
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8114% 6/30/28 (b)(c)(d)	17,378	17,364
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 9/24/27 (b)(c)(d)	8,712	8,251
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0797% 3/1/25 (b)(c)(d)	17,464	17,461
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8153% 4/21/28 (b)(c)(d)	13,349	12,965
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.8197% 11/5/29 (b)(c)(d)	14,420	13,290
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 11/8/26 (b)(c)(d)	14,991	14,688
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 11/16/26 (b)(c)(d)	23,172	23,027
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8197% 12/1/28 (b)(c)(d)	15,929	15,886
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.57% 4/29/26 (b)(c)(d)	9,805	9,746
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.1576% 2/9/27 (b)(c)(d)	22,999	21,504
CME Term SOFR 1 Month Index + 5.500% 10.1595% 2/15/27 (b)(c)(d)	13,320	12,454
TOTAL DIVERSIFIED FINANCIAL SERVICES		237,921
Diversified Media - 1.0%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2884% 10/28/27 (b)(c)(d)	31,306	26,091
Allen Media LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.2302% 2/10/27 (b)(c)(d)	40,651	32,581
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 12/17/26 (b)(c)(d)	62,620	59,280
TOTAL DIVERSIFIED MEDIA		117,952
Energy - 2.6%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1513% 11/14/26 (b)(c)(d)	14,845	14,765
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9419% 10/14/27 (b)(c)(d)	30,128	29,337
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 8.5084% 5/21/25 (b)(c)(d)	2,309	2,308
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 3/17/28 (b)(c)(d)	7,368	7,276
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 6/4/28 (b)(c)(d)	62,805	62,868
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1614% 11/19/29 (b)(c)(d)	29,133	28,453
EG America LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 8.9799% 3/10/26 (b)(c)(d)	10,289	9,904
3 month U.S. LIBOR + 4.000% 8.7299% 2/6/25 (b)(c)(d)	24,192	23,258
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (b)(c)(d)	4,762	4,578
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.9199% 8/27/28 (b)(c)(d)(e)	15,437	15,283
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2299% 9/29/28 (b)(c)(d)	40,425	40,336
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 7/18/25 (b)(c)(d)	28,544	28,216
Granite Acquisition, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.4799% 3/25/28 (b)(c)(d)	9,744	9,352
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.125% 11/14/25 (b)(c)(d)	11,633	11,495
Oryx Midstream Services Permian Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 9/30/28 (c)(d)(f)	5,030	5,011
RelaDyne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 12/23/28 (c)(d)(f)	10,270	10,206
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 1/23/27 (b)(c)(d)	2,680	2,674
WaterBridge Operating LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.750% 10.5677% 6/21/26 (b)(c)(d)	6,899	6,819
TOTAL ENERGY		312,139
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.0697% 9/1/27 (b)(c)(d)	16,020	15,515
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.0697% 9/1/27 (b)(c)(d)	18,845	18,162
TOTAL ENTERTAINMENT/FILM		33,677
Environmental - 0.8%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.5697% 10/8/28 (b)(c)(d)	13,523	13,537
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 11/30/28 (b)(c)(d)	15,443	15,448
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 6.823% 11/30/28 (b)(c)(d)	1,166	1,166
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9883% 6/21/28 (b)(c)(d)	34,922	33,358
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.573% 4/14/29 (b)(c)(d)	18,693	18,351
TRC Companies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 11/17/28 (b)(c)(d)	13,431	13,202
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.875% 4/1/28 (b)(c)(d)	4,708	4,694
TOTAL ENVIRONMENTAL		99,756
Food & Drug Retail - 0.6%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.3197% 10/1/25 (b)(c)(d)	4,577	3,955
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 11.4302% 8/1/29 (b)(c)(d)	10,229	10,332
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8197% 1/29/27 (b)(c)(d)	17,790	17,600
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.3253% 11/20/25 (b)(c)(d)	20,656	14,666
PetIQ, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.709% 4/13/28 (b)(c)(d)(e)	12,171	10,954
Primary Products Finance LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7428% 4/1/29 (b)(c)(d)	11,268	11,146
TOTAL FOOD & DRUG RETAIL		68,653
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.3197% 10/1/26 (b)(c)(d)	2,240	1,344
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 10/1/25 (b)(c)(d)	4,399	3,799
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 7.9302% 1/24/29 (b)(c)(d)	35,056	32,170
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.6802% 1/24/30 (b)(c)(d)	8,175	6,714
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 10/23/27 (b)(c)(d)	16,622	16,513
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8616% 5/16/29 (b)(c)(d)	35,885	35,511
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 9/23/27 (b)(c)(d)	13,923	13,648
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 3/31/28 (b)(c)(d)	39,981	38,007
U.S. Foods, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.5697% 9/13/26 (b)(c)(d)	9,041	9,014
TOTAL FOOD/BEVERAGE/TOBACCO		156,720
Gaming - 5.5%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.709% 10/1/28 (b)(c)(d)	31,551	30,309
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 1/26/30 (c)(d)(f)	111,750	111,595
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 7/20/25 (b)(c)(d)	40,338	40,306
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.3197% 12/22/24 (b)(c)(d)	92,403	92,281
Churchill Downs, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.57% 3/17/28 (b)(c)(d)	8,499	8,435
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.5614% 1/27/29 (b)(c)(d)	132,071	130,402
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0918% 7/4/28 (b)(c)(d)	13,576	13,595
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.52% 10/20/24 (b)(c)(d)	38,517	38,421
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1802% 10/31/29 (b)(c)(d)	9,350	9,357
Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.2299% 3/16/27 (b)(c)(d)	12,953	12,946
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 4/26/28 (b)(c)(d)	12,285	11,904
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.0697% 5/29/26 (b)(c)(d)	7,534	7,524
Penn Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4114% 5/3/29 (b)(c)(d)	10,268	10,254
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.578% 4/7/29 (b)(c)(d)	28,812	28,704
Scientific Games Holdings LP term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1028% 4/4/29 (b)(c)(d)	35,621	34,993
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.9799% 7/16/26 (b)(c)(d)	40,058	39,967
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.82% 2/7/27 (b)(c)(d)	37,458	37,148
TOTAL GAMING		658,141
Healthcare - 5.1%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.9802% 2/2/29 (b)(c)(d)	16,716	11,450
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 8/23/28 (b)(c)(d)	14,413	14,280
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.6336% 11/6/27 (b)(c)(d)	18,957	18,936
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 9.6831% 2/12/28 (b)(c)(d)	9,000	8,764
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 12/13/26 (b)(c)(d)	24,042	23,156
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1187% 8/1/27 (b)(c)(d)	30,904	30,402
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 11/1/28 (b)(c)(d)	12,099	12,016
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (b)(c)(d)	16,023	15,709
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 10/1/27 (b)(c)(d)	63,850	62,248
HAH Group Holding Co. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.67% 10/29/27 (b)(c)(d)	2,977	2,888
Tranche DD 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.67% 10/29/27 (b)(c)(d)	377	365
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3125% 3/15/28 (b)(c)(d)	26,594	26,594
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.2211% 1/6/29 (b)(c)(d)	13,359	13,288
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6875% 5/4/28 (b)(c)(d)	36,300	36,232
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 5/5/28 (b)(c)(d)	34,365	34,317
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.633% 10/19/27 (b)(c)(d)	14,681	14,626
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 8/31/26 (b)(c)(d)	12,206	10,926
2LN, term loan 1 month U.S. LIBOR + 8.250% 12.6336% 8/30/27 (b)(c)(d)	2,851	2,209
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 10/23/28 (b)(c)(d)	27,309	26,486
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4083% 3/2/28 (b)(c)(d)	13,467	9,823
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.48% 3/2/28 (b)(c)(d)	225	164
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.75% 6/2/28 (b)(c)(d)	41,542	41,415
Owens & Minor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.221% 3/29/29 (b)(c)(d)	10,625	10,580
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.2299% 11/30/27 (b)(c)(d)	21,188	20,760
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.3197% 3/31/27 (b)(c)(d)	28,989	24,092
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1614% 4/20/29 (b)(c)(d)	16,786	16,807
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 11/15/28 (b)(c)(d)	46,894	46,473
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7% 7/3/28 (b)(c)(d)	16,135	16,129
Project Ruby Ultimate Parent Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 3/10/28 (b)(c)(d)	9,073	8,746
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.21% 8/31/26 (b)(c)(d)	15,090	15,049
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 11.8687% 10/1/29 (b)(c)(d)(e)	2,820	2,580
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.6187% 10/1/28 (b)(c)(d)	20,357	19,397
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 9.6875% 12/15/27 (b)(c)(d)	14,882	14,184
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0918% 11/20/26 (b)(c)(d)	7,967	6,559
TOTAL HEALTHCARE		617,650
Homebuilders/Real Estate - 0.7%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 8/21/25 (b)(c)(d)	36,578	36,395
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6614% 1/27/29 (b)(c)(d)	19,582	19,313
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.3114% 1/30/27 (b)(c)(d)	8,902	7,879
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.3114% 1/30/27 (b)(c)(d)	504	446
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.423% 9/1/27 (b)(c)(d)	18,906	18,847
TOTAL HOMEBUILDERS/REAL ESTATE		82,880
Hotels - 2.5%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.2299% 4/30/28 (b)(c)(d)	11,625	8,585
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.4299% 9/9/26 (b)(c)(d)	9,232	9,155
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 7.5697% 6/30/25 (b)(c)(d)	31,776	31,231
6 month U.S. LIBOR + 3.250% 7.8197% 10/18/28 (b)(c)(d)	25,418	24,783
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9114% 11/30/29 (b)(c)(d)	37,938	38,071
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 8/2/28 (b)(c)(d)	70,479	70,467
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 1.750% 6.3801% 6/21/26 (b)(c)(d)	21,135	21,099
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.1336% 8/31/25 (b)(c)(d)	27,581	27,319
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 12.98% 6/23/26 (b)(c)(d)	7,836	6,882
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.728% 1/5/29 (b)(c)(d)	13,485	13,381
Travelport Finance Luxembourg SARL 1LN, term loan:
1 month U.S. LIBOR + 5.170% 13.4799% 2/28/25 (b)(c)(d)	19,122	19,601
3 month U.S. LIBOR + 6.750% 11.4799% 5/30/26 (b)(c)(d)	23,412	14,703
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 6.3197% 5/30/25 (b)(c)(d)	20,878	20,849
TOTAL HOTELS		306,126
Insurance - 4.9%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.0697% 2/13/27 (b)(c)(d)	49,388	47,544
1 month U.S. LIBOR + 4.250% 8.8197% 2/15/27 (b)(c)(d)	12,751	12,390
CME Term SOFR 1 Month Index + 5.750% 9.9157% 2/15/27 (b)(c)(d)	44,390	44,279
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 2/15/27 (b)(c)(d)	11,850	11,420
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 5/10/25 (b)(c)(d)	20,249	20,220
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 5/9/25 (b)(c)(d)	2,413	2,408
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0084% 11/12/27 (b)(c)(d)	34,655	34,577
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.8197% 2/19/28 (b)(c)(d)	22,686	22,527
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.399% 2/28/25 (b)(c)(d)(e)	7,930	7,791
AssuredPartners, Inc.:
1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0614% 2/13/27 (b)(c)(d)	12,247	12,098
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.0697% 2/13/27 (b)(c)(d)	744	734
1 month U.S. LIBOR + 3.500% 8.0697% 2/13/27 (b)(c)(d)	19,068	18,846
Asurion LLC:
Tranche B 7LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 11/3/24 (b)(c)(d)	18,606	18,393
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.8197% 1/31/28 (b)(c)(d)	54,643	45,381
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 9.8197% 1/20/29 (b)(c)(d)	59,011	49,238
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 12/23/26 (b)(c)(d)	33,152	31,650
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 7/31/27 (b)(c)(d)	32,956	31,078
HUB International Ltd.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.0574% 4/25/25 (b)(c)(d)	54,164	54,092
CME Term SOFR 1 Month Index + 4.000% 8.2202% 11/10/29 (b)(c)(d)	9,755	9,743
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.8174% 4/25/25 (b)(c)(d)	63,386	63,276
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.9799% 12/2/26 (b)(c)(d)	6,144	6,136
CME Term SOFR 1 Month Index + 3.750% 8.3302% 11/22/29 (b)(c)(d)	44,115	44,104
TOTAL INSURANCE		587,925
Leisure - 2.2%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 8/17/28 (b)(c)(d)	18,322	18,253
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 11/24/28 (b)(c)(d)	7,379	7,352
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 7/21/28 (b)(c)(d)	50,162	48,155
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 14.5689% 9/9/23 (b)(c)(d)	15,397	15,511
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	26,272	4,332
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	1,462	222
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8114% 1/15/30 (b)(c)(d)	36,770	36,854
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.7299% 9/8/24 (b)(c)(d)	7,325	4,377
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 7.7299% 3/8/24 (b)(c)(d)	29,147	22,516
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.38% 8/27/28 (b)(c)(d)	6,621	6,616
Lids Holdings, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.1352% 12/14/26 (b)(c)(d)(e)	24,469	23,001
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8125% 5/12/28 (b)(c)(d)	12,165	11,743
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.625% 8/25/28 (b)(c)(d)	18,138	18,070
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.0697% 12/21/25 (b)(c)(d)	15,761	10,773
Topgolf Callaway Brands Corp. Tranche B, term loan 1 month U.S. LIBOR + 4.500% 9.0697% 1/4/26 (b)(c)(d)	9,900	9,906
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 12/30/26 (b)(c)(d)	34,808	26,907
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.2299% 12/30/27 (b)(c)(d)	3,500	2,804
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.2299% 12/30/26 (b)(c)(d)(e)	3,558	2,775
TOTAL LEISURE		270,167
Paper - 0.9%
Ahlstrom-Munksjo OYJ 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4799% 2/4/28 (b)(c)(d)	10,927	10,736
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 8.8364% 4/13/29 (b)(c)(d)	89,003	87,319
Journey Personal Care Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 3/1/28 (b)(c)(d)	14,987	11,015
TOTAL PAPER		109,070
Publishing/Printing - 0.5%
Harland Clarke Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.3302% 6/16/26 (b)(c)(d)	15,246	12,012
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 9.4799% 11/3/23 (b)(c)(d)	1,793	1,613
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 13.2652% 3/13/25 (b)(c)(d)(e)	8,853	8,676
3 month U.S. LIBOR + 3.250% 8.0628% 3/13/25 (b)(c)(d)	6,166	5,650
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.923% 1/28/29 (b)(c)(d)	14,744	14,578
Recorded Books, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.538% 8/29/25 (b)(c)(d)	3,890	3,866
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.0697% 7/2/29 (b)(c)(d)	2,290	2,135
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 7/8/28 (b)(c)(d)	9,068	8,649
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3197% 1/7/28 (b)(c)(d)	7,393	7,358
TOTAL PUBLISHING/PRINTING		64,537
Railroad - 0.9%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.1343% 4/6/28 (b)(c)(d)	16,642	15,831
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 11/23/28 (b)(c)(d)	13,347	12,757
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.6646% 11/23/29 (b)(c)(d)(e)	8,145	8,104
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	5,655	5,332
CME Term SOFR 1 Month Index + 4.000% 8.6802% 7/21/28 (b)(c)(d)	11,815	11,383
Tranche C 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	2,109	1,989
CME Term SOFR 1 Month Index + 4.000% 8.6802% 7/21/28 (b)(c)(d)	820	791
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.7299% 12/30/26 (b)(c)(d)	20,282	20,238
Worldwide Express, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 7/22/28 (b)(c)(d)	26,423	24,982
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.7299% 7/22/29 (b)(c)(d)	4,920	4,059
TOTAL RAILROAD		105,466
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 11/19/26 (b)(c)(d)	10,397	10,271
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6875% 6/29/29 (b)(c)(d)	12,278	12,288
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.8197% 11/22/28 (b)(c)(d)	10,974	10,675
KFC Holding Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.2044% 3/15/28 (b)(c)(d)	13,756	13,670
Pacific Bells LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.3418% 10/20/28 (b)(c)(d)	11,364	10,796
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 11.2349% 3/1/26 (b)(c)(d)	12,538	10,877
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8302% 4/1/29 (b)(c)(d)	5,956	5,923
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 7/21/28 (b)(c)(d)	38,883	38,428
TOTAL RESTAURANTS		112,928
Services - 9.3%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 9/27/24 (b)(c)(d)	20,006	19,965
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.6614% 12/20/29 (b)(c)(d)	12,280	11,244
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.1614% 12/21/28 (b)(c)(d)	53,531	53,063
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5173% 8/12/28 (b)(c)(d)	6,407	6,395
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 9/7/28 (b)(c)(d)	5,474	5,454
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7349% 11/16/28 (b)(c)(d)	6,509	6,448
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2349% 11/16/28 (b)(c)(d)	16,583	16,380
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4114% 5/14/28 (b)(c)(d)	43,527	41,911
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.7046% 7/9/28 (b)(c)(d)	23,024	22,757
Aramark Services, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.0697% 4/6/28 (b)(c)(d)	26,696	26,613
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 3/11/25 (b)(c)(d)	875	868
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 1/15/27 (b)(c)(d)	4,663	4,607
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.1336% 12/10/29 (b)(c)(d)	14,580	12,606
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 12/10/28 (b)(c)(d)	40,996	39,030
Asurion LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.6802% 8/17/28 (b)(c)(d)	35,724	33,760
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.0646% 6/21/24 (b)(c)(d)	59,512	55,442
Bright Horizons Family Solutions Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 6.9259% 11/19/28 (b)(c)(d)	11,642	11,618
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3939% 6/9/29 (b)(c)(d)	5,466	5,463
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.0697% 2/7/26 (b)(c)(d)	31,426	31,334
CME Term SOFR 1 Month Index + 3.750% 8.3114% 12/30/28 (b)(c)(d)	16,033	15,953
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.6336% 9/30/28 (b)(c)(d)	7,156	7,103
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6759% 2/2/28 (b)(c)(d)	6,808	6,821
Congruex Group LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.576% 5/3/29 (b)(c)(d)	18,199	17,774
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.125% 6/2/28 (b)(c)(d)	45,875	38,831
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.0697% 8/16/28 (b)(c)(d)	13,875	13,389
Element Materials Technology Group:
Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.9302% 6/24/29 (b)(c)(d)	7,687	7,613
Tranche DD 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 8.9302% 6/24/29 (b)(c)(d)	3,548	3,514
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4936% 7/19/28 (b)(c)(d)	31,279	25,518
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 7.9442% 8/1/26 (b)(c)(d)	11,757	11,749
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.8836% 10/21/28 (b)(c)(d)	14,447	14,363
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.3836% 3/29/25 (b)(c)(d)	9,423	9,401
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0753% 6/13/25 (b)(c)(d)	13,700	10,747
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3253% 6/13/24 (b)(c)(d)	32,221	30,207
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.32% 3/3/28 (b)(c)(d)	19,161	18,921
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 9.5625% 3/10/26 (b)(c)(d)	27,902	26,821
CME Term SOFR 1 Month Index + 4.750% 3/10/26 (c)(d)(f)	9,130	8,674
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3114% 4/29/29 (b)(c)(d)	14,369	13,058
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 9.9475% 6/30/28 (b)(c)(d)	7,115	6,949
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (b)(c)(d)	15,972	15,949
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 12/1/27 (b)(c)(d)	10,084	9,888
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 3/5/28 (b)(c)(d)	8,529	7,537
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.4799% 3/26/28 (b)(c)(d)	33,209	32,097
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 10.4199% 4/21/27 (b)(c)(d)	11,747	10,528
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 2/21/25 (b)(c)(d)	28,208	27,421
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.1699% 1/23/27 (b)(c)(d)	19,091	18,884
CME Term SOFR 1 Month Index + 4.000% 8.1235% 2/16/29 (b)(c)(d)	27,865	27,412
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 12.9199% 1/31/28 (b)(c)(d)	10,815	9,977
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 8.7715% 3/10/29 (b)(c)(d)	6,611	6,372
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (b)(c)(d)	64,310	58,844
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6614% 8/4/28 (b)(c)(d)	39,440	39,331
PowerTeam Services LLC:
1LN, term loan 3 month U.S. LIBOR + 3.250% 7.9799% 3/5/25 (b)(c)(d)	1,469	1,218
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 3/6/25 (b)(c)(d)	13,296	11,077
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.125% 12/10/26 (b)(c)(d)	12,545	12,482
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 4/3/28 (b)(c)(d)	13,990	9,991
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.32% 8/27/28 (b)(c)(d)	12,907	12,890
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.765% 3/4/28 (b)(c)(d)	76,142	59,819
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/29/25 (b)(c)(d)	7,971	6,985
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 11.6864% 3/23/27 (b)(c)(d)	5,580	5,596
Uber Technologies, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.2349% 4/4/25 (b)(c)(d)	22,690	22,690
1 month U.S. LIBOR + 3.500% 8.2349% 2/25/27 (b)(c)(d)	6,008	6,005
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7302% 1/21/29 (b)(c)(d)	12,657	12,415
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9114% 11/3/29 (b)(c)(d)	11,184	11,179
TOTAL SERVICES		1,128,951
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 12.8322% 6/30/27 (b)(c)(d)	17,960	15,356
Steel - 0.2%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 6.1875% 5/26/28 (b)(c)(d)	4,663	4,649
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.729% 1/24/27 (b)(c)(d)	12,619	12,491
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 6/1/28 (b)(c)(d)	11,382	11,028
TOTAL STEEL		28,168
Super Retail - 4.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1187% 11/6/27 (b)(c)(d)	13,133	13,113
At Home Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0039% 7/24/28 (b)(c)(d)	18,342	14,647
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 3/5/28 (b)(c)(d)	328,448	322,451
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 7.1097% 2/3/27 (b)(c)(d)	11,475	11,479
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.459% 4/1/28 (b)(c)(d)	15,397	11,852
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3197% 10/19/27 (b)(c)(d)	22,973	22,631
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (b)(c)(d)	9,518	8,576
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 4/15/28 (b)(c)(d)	42,474	38,943
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.0697% 11/8/24 (b)(c)(d)	14,702	14,668
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.0697% 10/20/28 (b)(c)(d)	29,447	28,275
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9114% 10/20/28 (b)(c)(d)	11,357	11,030
TOTAL SUPER RETAIL		497,665
Technology - 16.2%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 9.5449% 3/10/27 (b)(c)(d)	16,487	16,157
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7302% 2/16/28 (b)(c)(d)	12,320	12,126
Alliance Laundry Systems LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3059% 10/8/27 (b)(c)(d)	10,997	10,962
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 8/10/25 (b)(c)(d)	37,507	30,340
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.0802% 9/19/26 (b)(c)(d)	17,855	17,885
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8.9849% 4/23/26 (b)(c)(d)	15,167	14,443
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 12/4/27 (b)(c)(d)	13,452	12,973
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.0116% 2/15/29 (b)(c)(d)	126,355	119,510
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (c)(d)(g)	15,483	14,645
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9114% 5/13/29 (b)(c)(d)	18,333	18,329
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 10.6987% 11/24/26 (b)(c)(d)	21,843	19,027
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5173% 10/31/26 (b)(c)(d)	25,617	25,577
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.5173% 10/31/26 (b)(c)(d)	34,597	34,510
Central Parent, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.0802% 7/6/29 (b)(c)(d)	60,895	60,724
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.0697% 4/30/25 (b)(c)(d)	25,881	25,732
Coherent Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3197% 7/1/29 (b)(c)(d)	45,181	44,969
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 4/4/26 (b)(c)(d)	42,080	41,144
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.0697% 9/30/28 (b)(c)(d)	25,641	24,654
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8059% 2/10/28 (b)(c)(d)	9,882	9,071
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (b)(c)(d)	48,634	48,011
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (b)(c)(d)	18,043	16,464
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.3197% 3/31/29 (b)(c)(d)	2,490	2,325
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 8.1336% 3/31/28 (b)(c)(d)	10,796	10,493
CME Term SOFR 1 Month Index + 4.250% 9.3114% 3/31/28 (b)(c)(d)	3,177	3,100
ECL Entertainment LLC 1LN, term loan 1 month U.S. LIBOR + 7.500% 12.0614% 4/30/28 (b)(c)(d)	4,925	4,910
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5292% 7/6/29 (b)(c)(d)	60,640	60,830
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.6042% 10/6/29 (b)(c)(d)	11,735	11,471
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 7/31/27 (b)(c)(d)	21,057	20,658
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.6614% 9/12/29 (b)(c)(d)	68,450	68,251
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2299% 12/16/28 (b)(c)(d)	7,549	7,134
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.5697% 8/10/27 (b)(c)(d)	980	978
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8114% 10/21/29 (b)(c)(d)	16,943	16,987
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.9799% 8/19/28 (b)(c)(d)	10,414	10,310
Hyland Software, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.250% 10.8197% 7/10/25 (b)(c)(d)	1,098	1,040
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 7/1/24 (b)(c)(d)	17,941	17,878
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7% 7/3/28 (b)(c)(d)	64,761	64,737
Imprivata, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 8.1336% 12/1/27 (b)(c)(d)	9,825	9,590
CME Term SOFR 1 Month Index + 4.250% 8.573% 12/1/27 (b)(c)(d)	995	976
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.673% 6/9/29 (b)(c)(d)	5,254	5,255
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.1841% 3/1/29 (b)(c)(d)	39,280	36,997
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1336% 9/15/24 (b)(c)(d)	38,703	38,260
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 10.649% 2/23/29 (b)(c)(d)	14,580	13,099
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.3197% 9/15/24 (b)(c)(d)	34,748	34,330
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.3616% 8/17/29 (b)(c)(d)	34,982	34,882
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 12/10/28 (b)(c)(d)	10,947	10,373
NAVEX TopCo, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.000% 11.57% 9/4/26 (b)(c)(d)	2,225	2,182
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.82% 9/5/25 (b)(c)(d)	9,241	9,169
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 11/16/29 (c)(d)(f)	44,545	44,445
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.1466% 7/30/28 (b)(c)(d)	20,305	19,823
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.6614% 11/10/27 (b)(c)(d)	23,776	22,607
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 2/1/28 (b)(c)(d)	101,903	101,266
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.7299% 6/2/28 (b)(c)(d)	64,011	60,750
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 5/30/26 (b)(c)(d)	18,201	17,837
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9849% 8/31/28 (b)(c)(d)	46,216	45,270
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.38% 2/15/28 (b)(c)(d)	33,219	20,779
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 4/22/28 (b)(c)(d)	42,623	41,510
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 9/30/28 (b)(c)(d)	13,990	9,083
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.8966% 4/1/27 (b)(c)(d)	3,204	3,153
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.8197% 5/31/25 (b)(c)(d)	24,840	24,334
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.5697% 5/31/26 (b)(c)(d)	7,642	7,244
Seattle Spinco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.6116% 3/1/27 (b)(c)(d)	0	0
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.573% 10/7/27 (b)(c)(d)	14,701	14,462
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (b)(c)(d)	14,011	13,799
Sovos Compliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.0697% 8/11/28 (b)(c)(d)	11,889	11,454
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 4/16/25 (b)(c)(d)	10,492	10,466
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 4/16/25 (b)(c)(d)	9,220	9,197
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 4/16/25 (b)(c)(d)	31,696	31,616
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9114% 3/22/29 (b)(c)(d)	6,578	6,564
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 6.9114% 3/22/29 (b)(c)(d)	9,911	9,890
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3197% 1/31/27 (b)(c)(d)	8,146	8,125
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.323% 8/31/28 (b)(c)(d)	46,098	46,127
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 6.8687% 9/28/24 (b)(c)(d)	9,693	9,656
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 5/4/26 (b)(c)(d)	27,475	27,181
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (b)(c)(d)	60,467	59,417
2LN, term loan 1 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (b)(c)(d)	28,250	26,933
Ust Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.1369% 11/19/28 (b)(c)(d)	10,454	10,337
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 8/27/25 (b)(c)(d)	15,762	15,717
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.6116% 1/13/29 (b)(c)(d)	19,018	18,875
Virgin Pulse, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.250% 11.8197% 4/6/29 (b)(c)(d)	745	559
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5697% 4/6/28 (b)(c)(d)	14,091	11,766
VM Consolidated, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 7.8197% 3/27/28 (b)(c)(d)	28,449	28,463
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.3836% 2/28/27 (b)(c)(d)	16,411	16,257
Weber-Stephen Products LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8197% 10/30/27 (b)(c)(d)	8,385	7,320
CME Term SOFR 1 Month Index + 4.250% 8.9114% 10/30/27 (b)(c)(d)	5,752	4,989
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 9/30/26 (b)(c)(d)	26,275	26,192
TOTAL TECHNOLOGY		1,956,931
Telecommunications - 4.5%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5656% 10/31/27 (b)(c)(d)	11,833	11,636
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 8/31/28 (c)(d)(f)	60,481	59,044
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.709% 11/30/27 (b)(c)(d)	5,279	5,233
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 1/31/30 (c)(d)(f)	6,425	6,417
Cincinnati Bell, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.9114% 11/23/28 (b)(c)(d)	11,048	10,984
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.89% 12/12/26 (b)(c)(d)	10,407	10,320
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 7.875% 10/2/27 (b)(c)(d)	16,633	14,946
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.1187% 4/27/27 (b)(c)(d)	5,998	5,967
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5% 5/1/28 (b)(c)(d)	47,542	46,517
GTT Communications BV 1LN, term loan:
11.423% 1/3/28 (b)(d)	5,661	4,454
13.6802% 6/3/28 (b)(d)	4,488	2,020
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 7.4449% 2/1/29 (b)(c)(d)	123,002	120,969
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.3197% 3/1/27 (b)(c)(d)	9,250	9,082
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3473% 4/30/27 (b)(c)(d)	31,950	31,332
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 9.9603% 8/1/29 (b)(c)(d)	22,728	19,035
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 9/25/26 (b)(c)(d)	48,992	40,774
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.32% 4/11/25 (b)(c)(d)	17,291	17,249
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.2299% 11/1/24 (b)(c)(d)	35,995	25,095
3 month U.S. LIBOR + 8.250% 13.0753% 11/1/25 (b)(c)(d)	30,400	16,416
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 10.9114% 9/21/27 (b)(c)(d)	25,892	23,519
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.5697% 3/9/27 (b)(c)(d)	58,966	49,348
CME Term SOFR 1 Month Index + 4.250% 8.8114% 3/9/27 (b)(c)(d)	21,637	18,476
TOTAL TELECOMMUNICATIONS		548,833
Textiles/Apparel - 1.0%
Canada Goose, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2299% 10/7/27 (b)(c)(d)	1,867	1,843
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 7.7313% 2/17/29 (b)(c)(d)	68,602	68,109
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7.7973% 11/23/28 (b)(c)(d)	18,251	18,197
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5719% 7/7/28 (b)(c)(d)	14,744	8,404
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.0697% 4/14/28 (b)(c)(d)	18,066	17,258
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9826% 8/2/28 (b)(c)(d)	9,013	8,900
TOTAL TEXTILES/APPAREL		122,711
Transportation Ex Air/Rail - 0.0%
ASP LS Acquisition Corp. 2LN, term loan 6 month U.S. LIBOR + 7.500% 12.2299% 5/7/29 (b)(c)(d)(e)	2,965	1,838
Utilities - 1.9%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.073% 8/1/25 (b)(c)(d)	12,229	12,227
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.3197% 8/1/25 (b)(c)(d)	57,791	57,683
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.24% 12/15/27 (b)(c)(d)	3,690	3,681
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3197% 11/1/26 (b)(c)(d)	8,822	8,583
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.8418% 2/15/24 (b)(c)(d)	16,652	10,491
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.7302% 1/3/29 (b)(c)(d)	13,056	10,249
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8197% 6/17/28 (b)(c)(d)	14,393	13,838
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5797% 6/23/25 (b)(c)(d)	25,257	25,206
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.57% 1/21/28 (b)(c)(d)	16,389	16,319
CME Term SOFR 1 Month Index + 3.500% 8.0614% 1/21/28 (b)(c)(d)	4,489	4,486
TerraForm Power Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4302% 5/20/29 (b)(c)(d)	7,363	7,354
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1187% 3/2/27 (b)(c)(d)	36,553	36,371
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.2968% 12/31/25 (b)(c)(d)	24,591	24,530
TOTAL UTILITIES		231,018
TOTAL BANK LOAN OBLIGATIONS (Cost $11,308,076)		10,830,210

Nonconvertible Bonds - 4.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	22,000	21,992
8% 12/15/25 (h)	1,580	1,611
TOTAL AEROSPACE		23,603
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	4,290	4,206
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	2,412	2,383
TOTAL AIR TRANSPORTATION		6,589
Automotive & Auto Parts - 0.7%
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.2657% 3/6/26 (b)(c)	16,070	16,198
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(h)	74,640	72,587
TOTAL AUTOMOTIVE & AUTO PARTS		88,785
Broadcasting - 0.2%
DISH Network Corp. 11.75% 11/15/27 (h)	19,930	20,711
Univision Communications, Inc. 6.625% 6/1/27 (h)	4,550	4,459
TOTAL BROADCASTING		25,170
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	660	603
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	8,110	7,573
5.375% 6/1/29 (h)	16,225	15,008
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	9,355	7,164
TOTAL CABLE/SATELLITE TV		29,745
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	1,670	1,708
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	145	132
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	11,245	10,261
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	5,835	5,597
TOTAL CONTAINERS		15,858
Energy - 0.2%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	2,115	2,072
7% 6/15/25 (h)	9,610	9,529
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	4,395	4,044
6.75% 9/15/25 (h)	6,055	5,792
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	5,451	5,410
TOTAL ENERGY		26,847
Gaming - 0.5%
Affinity Gaming LLC 6.875% 12/15/27 (h)	7,315	6,549
Caesars Entertainment, Inc. 7% 2/15/30 (h)(i)	7,670	7,804
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	37,830	33,388
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	5,940	5,977
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	6,903
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	1,205	1,147
4.25% 12/1/26 (h)	1,725	1,628
4.625% 12/1/29 (h)	985	917
TOTAL GAMING		64,313
Healthcare - 0.2%
Embecta Corp. 6.75% 2/15/30 (h)	8,365	7,527
Tenet Healthcare Corp. 4.625% 7/15/24	9,470	9,340
TOTAL HEALTHCARE		16,867
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	7,970	8,329
11.625% 8/15/27 (h)	5,355	5,683
TOTAL LEISURE		14,012
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	3,430	3,010
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	660	659
CEC Entertainment LLC 6.75% 5/1/26 (h)	4,045	3,742
TOTAL RESTAURANTS		4,401
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	4,731	4,404
Aramark Services, Inc. 6.375% 5/1/25 (h)	2,535	2,536
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	4,675	4,598
PowerTeam Services LLC 9.033% 12/4/25 (h)	18,825	16,095
TOTAL SERVICES		27,633
Super Retail - 0.1%
EG Global Finance PLC 6.75% 2/7/25 (h)	5,500	5,098
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	5,800	5,553
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	7,895	8,255
TOTAL TECHNOLOGY		13,808
Telecommunications - 0.8%
Altice Financing SA 5.75% 8/15/29 (h)	30,000	25,202
Altice France SA:
5.125% 1/15/29 (h)	8,087	6,338
5.125% 7/15/29 (h)	10,905	8,526
5.5% 1/15/28 (h)	8,480	7,043
5.5% 10/15/29 (h)	8,370	6,589
Consolidated Communications, Inc. 5% 10/1/28 (h)	410	308
Frontier Communications Holdings LLC:
5% 5/1/28 (h)	4,005	3,641
8.75% 5/15/30 (h)	1,560	1,617
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	22,343	20,287
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (h)	810	705
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	710	644
Windstream Escrow LLC 7.75% 8/15/28 (h)	18,810	15,227
TOTAL TELECOMMUNICATIONS		96,127
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (h)	4,010	3,331
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 11.5319% 10/8/26 (b)(c)(e)	8,608	8,705
TOTAL NONCONVERTIBLE BONDS (Cost $502,281)		476,345

Common Stocks - 1.4%
	Shares	Value ($) (000s)
Broadcasting - 0.0%
ION Media Networks, Inc. (e)(j)	2,842	0
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(j)	512,868	3,344
TNT Crane & Rigging LLC warrants 10/31/25 (e)(j)	86,957	8
TOTAL CAPITAL GOODS		3,352
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(j)	115,087	11,285
Lime Tree Bay Ltd. (e)	2,899	116
TOTAL DIVERSIFIED FINANCIAL SERVICES		11,401
Energy - 1.0%
California Resources Corp.	885,119	37,821
California Resources Corp. warrants 10/27/24 (j)	48,025	526
Chesapeake Energy Corp.	587,218	50,924
Chesapeake Energy Corp. (j)(k)	4,049	351
Denbury, Inc. (j)	391,783	33,999
EP Energy Corp. (e)(j)	80,740	543
TOTAL ENERGY		124,164
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (e)(j)	1,189,800	0
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(j)	542,500	9,997
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(j)	4,171	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	118,360	1,462
Utilities - 0.2%
TexGen Power LLC (e)(j)	524,336	16,517
TOTAL COMMON STOCKS (Cost $80,503)		166,893

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)(j) (Cost $8,235)	65,882	38,737

Preferred Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.1%
Bank of America Corp. 5.2% (b)(l)	2,165	2,144
JPMorgan Chase & Co. 6% (b)(l)	7,500	7,472

TOTAL PREFERRED SECURITIES (Cost $9,548)		9,616

Other - 0.6%
	Shares	Value ($) (000s)
Other - 0.6%
Fidelity Private Credit Central Fund LLC (k)(m) (Cost $74,723)	7,530,264	74,776

Money Market Funds - 5.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (n) (Cost $615,791)	615,692,035	615,815

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $12,599,157)	12,212,392
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(127,011)
NET ASSETS - 100.0%	12,085,381

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $18,266,000 and $17,127,000, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $442,102,000 or 3.7% of net assets.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,127,000 or 0.6% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	38

Fidelity Private Credit Central Fund LLC	12/09/21 - 1/31/23	74,828

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	817,241	503,782	705,208	7,499	-	-	615,815	1.3%
Fidelity Securities Lending Cash Central Fund 4.38%	-	96,361	96,361	4	-	-	-	0.0%
Total	817,241	600,143	801,569	7,503	-	-	615,815

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Central Fund LLC	42,412	40,647	8,600	1,799	(217)	534	74,776
	42,412	40,647	8,600	1,799	(217)	534	74,776

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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